Income Taxes	12 Months Ended
Mar. 31, 2023
Income Taxes [Abstract]
Income Taxes

13. Income Taxes

The individual entities within the Company file individual tax returns as per the regulations existing in their respective jurisdictions.

The fiscal year under the Indian Income Tax Act ends on March 31. A portion of the Company’s Indian operations qualify for deduction from taxable income because its profits are attributable to undertakings engaged in development of solar power projects under section 80-IA of the Indian Income Tax Act, 1961. This holiday is available for a period of ten consecutive years out of fifteen years beginning from the year in which the Company generates power (“Tax Holiday Period”). However, the exemption is only available to the projects completed on or before March 31, 2017. The Company anticipates that it will claim the aforesaid deduction in the last ten years out of fifteen years beginning with the year in which the Company generates power and when it has taxable income. Accordingly, its current operations are taxable at the applicable tax rates, based on eligibility criteria.

The Company had adopted the provisions of ASC Topic 740 as they relate to uncertain income tax positions. Tax exposures can involve complex issues and may require extended periods to resolve. The Company does not have any uncertain tax positions requiring recognition. The Company reassesses its tax positions in light of changing facts and circumstances, such as the closing of a tax audit, refinement of an estimate, or changes in tax codes. To the extent that the final tax outcome of these matters differs from the amounts recorded, such differences will impact the provision for income taxes in the period in which such determination is made.

The provision (benefit) for income taxes consists of the following:

	Year ended March 31,
	2021	2022	2023	2023
	INR	INR	INR	US$
	(In million)
Current tax expense (1)	242	485	707	8.6
Withholding tax on interest on Inter-Company debt related to green bonds	384	367	342	4.2
Deferred income tax (benefit)/expense	(330)	464	1,614	19.6
Total	296	1,316	2,663	32.4

(1)	Current tax on profit before tax. Current tax includes reversal of INR 78 million (US$1.0 million) for tax adjustment relating to earlier years

Income/(loss) before income taxes is as follows:

	March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(US$)
	(In million)
Domestic operations	8	19	333	4.1
Foreign operations	(3,913)	(829)	8	0.1
Total	(3,905)	(810)	341	4.2

Net deferred income taxes on the consolidated balance sheet is as follows:

	March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets	4,201	3,592	43.7
Less: valuation allowance	(2,281)	(2,455)	(29.9)
Net deferred tax assets	1,920	1,137	13.8
Deferred tax liability	1,936	3,338	40.6

At March 31, 2023, the Company performed an analysis of the recoverability of the deferred tax asset. Based on the analysis, the Company has concluded that a valuation allowance offsetting the deferred tax assets is required. Change in the valuation allowance for deferred tax assets as of March 31, 2022 and March 31, 2023 is as follows:

	March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Opening valuation allowance	1,088	2,281	27.8
Movement during the Year*	1,193	174	2.1
Closing valuation allowance	2,281	2,455	29.9

*	For financial year 2022 and 2023, The movement also includes INR 843 million and INR 843 million (US$10.3 million) respectively relating to capital loss on rooftop and other asset classified as held for sale. The movement for financial year 2022 and 2023 also includes INR 125 million and reversal of INR Nil million respectively relating to other rooftop assets that are part of the sale agreement which are expected to be settled beyond 12 months.

The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:

	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets:
Net operating loss (a)	12,309	16,191	197.0
Tax on Inter — Company margin	210	(26)	(0.3)
Deferred revenue	503	599	7.3
Asset retirement obligation	232	285	3.5
Minimum alternate tax credit	765	1,287	15.7
Other deductible temporary difference	226	376	4.6
Capital loss on investment in rooftop and other assets	843	843	10.3
Valuation allowance	(2,281)	(2,455)	(29.9)
Deferred tax liabilities:
Depreciation and amortization	(12,732)	(18,639)	(226.8)
Other comprehensive income	(91)	(662)	(8.1)
Net deferred tax (liability) asset	(16)	(2,201)	(26.7)

(a) Includes deferred tax on unabsorbed depreciation that can be carried forward indefinitely for set off as per income tax laws.

APGL, the holding company and two of its subsidiaries incorporated in Mauritius have an applicable income tax rate of 15%. However, the group’s significant operations are based in India and are taxable as per the Indian Income Tax Act, 1961. For effective tax reconciliation purposes, the applicable tax rate in India has been considered. The income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes and is as follows:

	For the year ended March 31,
	2021		2022		2023
	Tax (INR million)%		Tax (INR million)%		Tax (INR million)%		US$ million

Statutory income tax (benefit)/expense	(1,365)	34.94%	(283)	34.94%	119	34.94%	1.4
Temporary differences reversing in the Tax Holiday Period	(1,070)	27.40%	(9)	(1.11)%	(586)	(171.85)%	(7.1)
Permanent timing differences	1,423	(36.44)%	43	(3.05)%	2,919	855.72%	35.5
Valuation allowance created / (reversed) during the year	871	(22.30)%	1,193	(147.32)%	174	51.03%	2.1
Tax adjustment relating to earlier years	-	-	42	(5.19	(78)	(22.87)%	(0.9)
Withholding tax on interest on Inter-Company debt related to green bonds	384	(9.83)%	367	(45.31)%	342	100.29%	4.2
Other difference	53	(1.36)%	(37)	(4.57)%	(227)	(66.57)%	(2.8)
Total	296	(7.58)%	1,316	(162.46)%	2,663	780.69%	32.4

During the year end March 31, 2020, The Taxation Laws (Amendment) Act, 2019 has brought key changes to corporate tax rates in the Income Tax Act, 1961, which reduced the tax rate for certain subsidiaries within the group to 25.17%. Azure Power India Private Limited and several of its subsidiaries which are claiming tax benefits under section 80-IA of the Income Tax Act had decided not to opt for this lower tax benefit and have continued under the old regime for the fiscal year ended March 31, 2022 and 2023. The statutory income tax rate as per the Income Tax Act, 1961 ranges between 25.17% to 34.94%, depending on the tax regime chosen by the particular subsidiary.

As of March 31, 2021, 2022, and 2023, deferred income taxes have not been provided for the Company’s share of undistributed net earnings of foreign operations due to management’s intent to reinvest such amounts indefinitely.